Losses Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Losses Per Share
Schedule of basic losses per share

	Year Ended December 31,
	2022	2021	2020
Weighted average number of outstanding ordinary shares in issue	847,143,540	792,684,524	697,931,437
Net loss attributable to the Company (US$’000)	(360,835)	(194,648)	(125,730)
Losses per share attributable to the Company (US$ per share)	(0.43)	(0.25)	(0.18)